Note 11 - Research and Development - Components of Research and Development Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Research and Development excluding salaries	$ 4,573	$ 4,860		$ 3,131
CrystalGenomics Option Fee (a)		1,000
Salaries	1,451	1,691		1,528
Stock-based compensation	214	247		183
Depreciation of equipment	36	36		23
	$ 6,274	$ 7,834	$ 10,322	$ 4,865	$ 6,254